Shareholders’ Equity (Details) - USD ($)											1 Months Ended	12 Months Ended
	Aug. 18, 2024	Jul. 02, 2024	Jan. 12, 2024	Aug. 14, 2023	Feb. 19, 2023	Dec. 23, 2022	Jul. 04, 2022	Jun. 03, 2022	Mar. 23, 2022	Jan. 12, 2022	Jul. 18, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholders’ Equity [Line Items]
Proceeds of received amount (in Dollars)						$ 13,569,000
Sale of ordinary shares			10,764,315
Gross proceeds of ordinary shares (in Dollars)												$ 9,187,000		$ 13,569,000
Aggregate net proceeds (in Dollars)			$ 9,187,000
Granted per share (in Dollars per share)												$ 0.64
Granted options shares		1,072,614		50,000	1,107,940		55,222		30,434	1,720,660
Aggregate of ordinary shares		1,072,614			1,107,940
Price per share (in Dollars per share)					$ 1.37		$ 1.78		$ 2.73	$ 3.61
Description of terms of award				The options will vest as follows: a quarter after one year, and the rest will vest in 12 equal quarterly installments over a period of three years from August 14, 2024.			The options will vest as follows: eight equal quarterly installments over a period of two years from October 4, 2022.		The options will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from March 23, 2022.	The options granted to the chief executive officer, chairman of the Board, Board member and the officers will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from January 12, 2022. The options granted to the 51 employees will vest in four equal installments over a period of four years from the date of grant.
Exercisable term				10 years	10 years		10 years		10 years	10 years
Equity investment (in Dollars)												$ 15,000,000
Non-vested share options grant (in Dollars)												$ 884,000
Remaining vesting period												3 years 6 months
Pre-funded warrants [Member]
Shareholders’ Equity [Line Items]
Warrants issued								1,034,000
Three Years [Member]
Shareholders’ Equity [Line Items]
Remaining percentage		75.00%
Minimum [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)		$ 0.74
Maximum [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)		$ 0.88
Common Stock [Member]
Shareholders’ Equity [Line Items]
Exercised shares								1,034,000					106,250	219
Common stock exercise price (in Dollars per share)								$ 0.001
Restricted ordinary shares												75,000		21,000
Gross proceeds of ipo (in Dollars)						$ 14,500,000
Number of share issued						8,787,880						10,764,315		8,787,880
Shares price (in Dollars per share)						$ 1.65
Gross proceeds of ordinary shares (in Dollars)			9,674,000
Aggregate of ordinary shares				50,000			55,222		30,434	1,720,660
Share-Based Payment Arrangement, Option [Member]
Shareholders’ Equity [Line Items]
Outstanding and exercisable options shares												244,926
Aggregate intrinsic value (in Dollars)												$ 100,000
Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Granted rsu shares												862,950
RSU fair value (in Dollars)												$ 634,000
Unrecognized share-based compensation cost related to RSUs (in Dollars)												634,000
Selling and Marketing Expense [Member]
Shareholders’ Equity [Line Items]
Share-based compensation expenses (in Dollars)											$ 34,000	$ 17,000
Chief executive officer [Member]
Shareholders’ Equity [Line Items]
Granted options shares					172,321				13,720	333,992
Officer [Member]
Shareholders’ Equity [Line Items]
Granted options shares		543,778			252,371				16,714	443,674
Granted rsu shares												453,149
Employees [Member]
Shareholders’ Equity [Line Items]
Granted options shares		528,836			641,836					942,994
Granted rsu shares												409,801
Consultant [Member]
Shareholders’ Equity [Line Items]
Granted options shares					41,412
Restricted Stock [Member]
Shareholders’ Equity [Line Items]
Restricted ordinary shares	75,000										21,000
Maxim Group LLC [Member]
Shareholders’ Equity [Line Items]
Sale of stock amount (in Dollars)			$ 9,700
Gross sales price percentage			2.50%
IPO [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)				$ 1.22